Share-based compensation - Summary of Share Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Number of Options, Outstanding, Beginning Balance	8,876,466
Number of Options, Granted	2,105,026
Number of Options, Forfeited	298,790
Number of Options, Exercised	605,577
Number of Options, Outstanding, Ending Balance	10,077,125	8,876,466
Number of Options, Vested and expected to vest	10,077,125
Number of Options, Vested	8,906,335,000
Weighted-Average Exercise Price, Outstanding, Beginning Balance	¥ 8.11
Weighted-Average Exercise Price, Granted	2.80
Weighted-Average Exercise Price, Forfeited	1.98
Weighted-Average Exercise Price, Exercised	0.09
Weighted-Average Exercise Price, Outstanding, Ending Balance	7.66	¥ 8.11
Weighted-Average Exercise Price, Vested and expected to vest	7.66
Weighted-Average Exercise Price, Vested	8.75
Weighted- Average grant-date Fair Value per Option, Outstanding, Beginning Balance	15.06
Weighted- Average grant-date Fair Value per Option, Granted	3.23
Weighted- Average grant-date Fair Value per Option, Forfeited	11.31
Weighted- Average grant-date Fair Value per Option, Exercised	27.89
Weighted- Average grant-date Fair Value per Option, Outstanding, Ending Balance	11.93	¥ 15.06
Weighted- Average grant-date Fair Value per Option, Vested and expected to vest	11.93
Weighted- Average grant-date Fair Value per Option, Vested	¥ 12.54
Weighted Average Remaining Contractual Term (Years), Outstanding	5 years 11 months 12 days	6 years 2 months 23 days
Weighted Average Remaining Contractual Term (Years), Vested and expected to vest	5 years 11 months 12 days
Weighted Average Remaining Contractual Term (Years), Vested	5 years 8 months 1 day
Aggregate Intrinsic Value, Outstanding	¥ 6,302	¥ 31,347
Aggregate Intrinsic Value, Vested and expected to vest	6,302
Aggregate Intrinsic Value, Vested	¥ 4,733